ISSUED CAPITAL AND RESERVES - Major shareholders (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
ISSUED CAPITAL AND RESERVES
Free float percentage	36.40%
Total percentage of common and voting shares	100.00%
Common shares
ISSUED CAPITAL AND RESERVES
Free float (in shares)	639,090,284
Outstanding shares (in shares)	1,756,731,135
Issued shares, including shares held by a subsidiary of the company (in shares)	3,374,459	7,603,731
L1T VIP Holdings S.à r.l. (“LetterOne”)
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	47.90%
L1T VIP Holdings S.à r.l. (“LetterOne”) | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	840,625,001
Stichting Administratiekantoor Mobile Telecommunications Investor
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	8.30%
Stichting Administratiekantoor Mobile Telecommunications Investor | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	145,947,562
Exor N.V.
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	7.50%
Exor N.V. | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	131,068,288